Deutsche Investment Management Americas Inc.
                                    Two International Place
                                    Boston, MA  02110

                                    December 4, 2002



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549


RE: Money Market Portfolio, Government Securities Portfolio and Tax-Exempt Portfolio (the "Portfolios"), each a series of Cash Equivalent Fund (the "Fund") (Reg. No. 2-63522) (811-2899); Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund, pursuant to Rule 497(c), upon the effectiveness of Post-Effective Amendment No. 31 to the Trust's Registration Statement on Form N-1A (the "Amendment"), does not differ from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on November 27, 2002.

         Comments or questions concerning this certificate may be directed to Anne Silver at (617) 295-2566.

                                    Very truly yours,



                                    By: /s/John Millette
                                        ----------------------------------------
                                        John Millette
                                        Secretary